Short-term debt and short-term debt from related parties (Tables)	9 Months Ended
Sep. 30, 2019
Short-term debt and short-term debt from related parties
Schedule of short-term debt and short-term debt from related parties

Short-term debt and short-term debt from related parties

in € THOUS

	September 30,	December 31,
	2019	2018
Commercial paper program	999,878	999,873
Borrowings under lines of credit	565,828	204,491
Other	73	930
Short-term debt	1,565,779	1,205,294
Short-term debt from related parties (see note 4 c)	357,900	188,900
Short-term debt and short-term debt from related parties	1,923,679	1,394,194